Balance Sheet Details	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Details

5. Balance Sheet Details

The following provides certain balance sheet details:

	December 31,	September 30,
	2016	2017
Fixed Assets
Machinery and equipment	$2,728,468	$2,938,281
Furniture and office equipment	143,726	147,976
Computer equipment and software	620,582	1,526,482
Leasehold improvements	517,968	550,246
Financed equipment	1,559,690	1,922,418
Construction in process	169,896	7,481

Total fixed assets, gross	5,740,330	7,092,884
Less accumulated depreciation and amortization	(3,933,999)	(4,173,088)

Total fixed assets, net	$1,806,331	$2,919,796

Accrued Liabilities
Accrued interest	$20,776	$324,406
Accrued payroll	168,727	477,889
Accrued vacation	364,953	503,380
Accrued bonuses	422,868	625,682
Accrued sales commissions	77,844	48,390
Current portion of deferred rent	67,085	106,418
Accrued other	37,783	88,220

Total accrued liabilities	$1,160,036	$2,174,385

6. Balance Sheet Details

The following provides certain balance sheet details:

	December 31, 2015	December 31, 2016
Fixed Assets
Machinery and equipment	$2,518,158	$2,728,468
Furniture and office equipment	143,726	143,726
Computer equipment and software	577,898	620,582
Leasehold improvements	514,614	517,968
Financed equipment	914,179	1,559,690
Construction in process	70,815	169,896

	4,739,390	5,740,330
Less accumulated depreciation and amortization	(3,793,210)	(3,933,999)

Total fixed assets, net	$946,180	$1,806,331

Accrued Liabilities
Accrued interest	$28,981	$20,776
Accrued payroll	128,753	168,727
Accrued vacation	307,845	364,953
Accrued bonuses	376,100	422,868
Accrued sales commissions	76,574	77,844
Current portion of deferred rent	31,170	67,085
Accrued other	17,476	37,783

Total accrued liabilities	$966,899	$1,160,036

During the years ended December 31, 2015 and 2016, non-financed equipment fixed assets with aggregate gross book values and corresponding accumulated depreciation amounts of approximately $1,076,000 and $77,000, respectively, were disposed of or sold. Total cash proceeds of $30,662 were received upon the sale of fixed assets during the year ended December 31, 2016.